CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Net revenues
Product sales	$ 262,083	$ 312,332	$ 382,282
Services	30,404	11,431	125
Total net revenues	292,487	323,763	382,407
Cost of revenues
Product sales	160,566	196,753	236,982
Services	28,371	10,601	113
Total cost of revenues	188,937	207,354	237,095
Gross profit	103,550	116,409	145,312
Operating expenses:
Fulfillment	17,052	22,419	23,926
Selling and marketing	61,090	91,614	105,186
General and administrative	34,492	41,535	46,916
Total operating expenses	112,634	155,568	176,028
Loss from operations	(9,084)	(39,159)	(30,716)
Exchange loss on offshore bank accounts	(120)	(938)	(1,556)
Interest income	518	773	2,355
Total other income (loss)	398	(165)	799
Loss before income taxes	(8,686)	(39,324)	(29,917)
Income taxes expenses	(54)	(49)	(70)
(Loss) gain from long-term investment	17	(34)
Net loss	(8,723)	(39,407)	(29,987)
Net loss attributable to ordinary shareholders	$ (8,723)	$ (39,407)	$ (29,987)
Net loss per ordinary share-basic (in dollars per share)	$ (0.07)	$ (0.41)	$ (0.30)
Net loss per ordinary share-diluted (in dollars per share)	$ (0.07)	$ (0.41)	$ (0.30)